                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11235
                                                               File No. 811-4977

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.
                                                   ---------                 [_]
         Post-Effective Amendment No.                 35                     [X]
                                                   ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                                35                     [X]
                                                   ---------


                             VOYAGEUR INSURED FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     2005 Market Street, Philadelphia, Pennsylvania         19103-7094
--------------------------------------------------------------------------------
        (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------
      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            December 3, 2004
                                                               -----------------

It is proposed that this filing will become effective:

___________ Immediately upon filing pursuant to paragraph (b)

_____X_____ on December 3, 2004 pursuant to paragraph (b)

___________ 60 days after filing pursuant to paragraph (a) (1)

___________ on (date) pursuant to paragraph (a)(1)

___________ 75 days after filing pursuant to paragraph (a) (2)

___________ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate:

___________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Insured Funds, as successor issuer of Voyageur Insured Funds, Inc., is filing this amendment to the registration statement of Voyageur Insured Funds, Inc. and expressly adopts the registration statement of Voyageur Insured Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                                 C O N T E N T S



This Post-Effective Amendment No. 35 to Registration File No. 33-11235 includes the following:

         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures

         7. Exhibits

This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Delaware Tax-Free Arizona Insured Fund - Delaware Tax-Free Arizona Insured Fund A Class, Delaware Tax-Free Arizona Insured Fund B Class, Delaware Tax-Free Arizona Insured Fund C Class; and Delaware Tax-Free Minnesota Insured Fund - Delaware Tax-Free Minnesota Insured Fund A Class, Delaware Tax-Free Minnesota Insured Fund B Class, Delaware Tax-Free Minnesota Insured Fund C Class.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed December 3, 2004.

         (2) Items 25(a) and 26 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed December 3, 2004.

                                     PART C
                                OTHER INFORMATION


Item 22. Exhibits

         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (b) By-Laws. Amended and Restated By-Laws (August 19, 2004) attached as Exhibit.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (2)      By-Laws. Article II of By-Laws attached as Exhibit
                           (b).

         (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

         (e)      (1)      Distribution Agreement.

                           (i)      Executed Distribution Agreement (April 19,
                                    2001) between Delaware Distributors, L.P.
                                    and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                           (ii) Executed Second Amended and Restated Financial Intermediary Distribution
                                    Agreement (August 21, 2003) between Delaware
                                    Distributors, L.P. and Lincoln Financial
                                    Distributors, Inc. on behalf of the
                                    Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                  (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (5)      Bank/Trust Agreement. Bank/Trust Agreement (August
                           2004) attached as Exhibit.

         (f)      Inapplicable.

         (g)      Custodian Agreement.

                  (1) Executed Amended and Restated Mutual Fund Custody and Services Agreement (May 16, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (2) Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement attached as Exhibit.

         (h)      Other Material Contracts.

                  (1)      Executed Shareholder Services Agreement (April 19,
                           2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                           (i) Executed Schedule B (September 1, 2004) to Shareholder Services Agreement attached as Exhibit.

                           (ii) Executed Amendment Letter (August 23, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

                  (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                           (i) Executed Schedule B (May 16, 2002) to Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (ii) Executed Amendment No. 27 to Schedule A (October 1, 2003) of the Delaware Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (j)      Consent of Registered Public Accounting Firm. Attached as
                  Exhibit.

         (k)      Inapplicable.

         (l) Letter of Investment Intent. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on April 20, 1987.

         (m) Plans under Rule 12b-1. Plan of Distribution under Rule 12b-1 for Class A, B and C Shares on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

         (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003ibit.

         (o)      Inapplicable.

         (p)      Codes of Ethics.

                           (1) Code of Ethics for the Delaware Investments Family of Funds attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

         (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

Item 23. Persons Controlled by or under Common Control with Registrant.  None.

Item 24. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 25. Business and Other Connections of Investment Adviser.
         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed November 30, 2004.

Item 26. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 29 to the Registration Statement of Voyageur Mutual Funds filed November 30, 2004.

Item 27. Location of Accounts and Records. All accounts and records are maintained at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 28. Management Services. None.

Item 29. Undertakings. Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 24nd day of November, 2004.

                                                      VOYAGEUR INSURED FUNDS

                                                      By:  Jude T. Driscoll
                                                           ---------------------
                                                           Jude T. Driscoll
                                                           Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                            Title                                                       Date
-------------------------------------------------    --------------------------------------------    ------------------------------
Jude T. Driscoll                                     Chairman/President/Chief Executive Officer            November 24, 2004
-------------------------------------                (Principal Executive Officer)
Jude T. Driscoll

                                    *                Trustee                                               November 24, 2004
-------------------------------------
Walter P. Babich

                                    *                Trustee                                               November 24, 2004
-------------------------------------
John H. Durham

                                    *                Trustee                                               November 24, 2004
-------------------------------------
Anthony D. Knerr

                                    *                Trustee                                               November 24, 2004
-------------------------------------
Ann R. Leven

                                    *                Trustee                                               November 24, 2004
-------------------------------------
Thomas F. Madison

                                    *                Trustee                                               November 24, 2004
-------------------------------------
Janet L. Yeomans

                                    *                Executive Vice President/Chief Financial              November 24, 2004
-------------------------------------
Joseph H. Hastings


                             *By: Jude T. Driscoll
                                  ----------------
                                  Jude T. Driscoll
                              As Attorney-in-Fact for
                           each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549































                                    EXHIBITS
                                       TO
                                    FORM N-1A


























             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------
EX-99.B           Amended and Restated By-Laws (August 19, 2004)

EX-99.E5          Bank/Trust Agreement (August 2004)

EX-99.G2 Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement

EX-99.H1(i)       Executed Schedule B (September 1, 2004) to Shareholder
                  Services Agreement

EX-99.J           Consent of Registered Public Accounting Firm

EX-99.P1          Code of Ethics for the Delaware Investments Family of Funds

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

EX-99.P3          Code of Ethics for Lincoln Financial Distributors, Inc.